Stock-based payment plans - Employee warrants (BSPCE) (Details)		6 Months Ended	12 Months Ended
	Jun. 18, 2016	Jun. 30, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 EquityInstruments	Oct. 31, 2017 EquityInstruments $ / EquityInstruments	Jul. 28, 2017 EquityInstruments $ / EquityInstruments	Jun. 30, 2017 EquityInstruments	May 03, 2017 EquityInstruments $ / EquityInstruments	Feb. 03, 2017 EquityInstruments $ / EquityInstruments	Dec. 31, 2016 EquityInstruments	Nov. 03, 2016 EquityInstruments $ / EquityInstruments	Aug. 24, 2016 EquityInstruments $ / EquityInstruments	Jul. 08, 2016 EquityInstruments $ / EquityInstruments	Apr. 15, 2016 EquityInstruments $ / EquityInstruments	Feb. 04, 2016 EquityInstruments $ / EquityInstruments	Oct. 20, 2015 EquityInstruments $ / EquityInstruments	Jul. 23, 2015 EquityInstruments $ / EquityInstruments	Apr. 24, 2015 EquityInstruments $ / EquityInstruments	Feb. 06, 2015 EquityInstruments $ / EquityInstruments	Dec. 18, 2014 EquityInstruments $ / EquityInstruments	Oct. 24, 2014 EquityInstruments $ / EquityInstruments	Sep. 21, 2012 EquityInstruments $ / EquityInstruments	Apr. 30, 2012 EquityInstruments $ / EquityInstruments	Feb. 16, 2011 EquityInstruments $ / EquityInstruments	Jun. 11, 2010 EquityInstruments $ / EquityInstruments
8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate			0.125
1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate	1
Employee warrants (BSPCE)
Warrants
Number of employee warrants exercisable		1,155,646
Weighted average exercise price of employee warrants exercisable | $		$ 1.90
Number of ordinary shares for exercisable employee warrants | shares		183,654
Employee warrants (BSPCE) | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		0.125
Warrants
Number of employee warrants exercisable		1,111,000											79,000	14,000	4,000	3,000	141,000	2,000	290,000	315,000	143,000	72,000	32,000	16,000
Exercise price per employee warrant | $ / EquityInstruments													1.66	1.57	1.34	1.34	1.29	1.15	1.15	1.15	0.62	0.55	0.46	0.46
Number of employee warrants outstanding		1,388,000	1,772,000			2,497,000			3,628,000				177,000	36,000	7,000	4,000	193,000	2,000	346,000	360,000	143,000	72,000	32,000	16,000
Grant date fair value per employee warrant | $ / EquityInstruments													0.58	0.51	0.45	0.45	0.44	0.44	0.44	0.44	0.03	0.03	0.10	0.06
Employee warrants (BSPCE) | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		1
Warrants
Number of employee warrants exercisable		45,000			2,000		5,000	4,000		2,000	2,000	30,000
Exercise price per employee warrant | $ / EquityInstruments				40.87	38.37		30.87	22.85		22.31	29.67	16.23
Number of employee warrants outstanding		116,000	121,000	2,000	9,000	120,000	17,000	11,000	93,000	4,000	6,000	67,000
Grant date fair value per employee warrant | $ / EquityInstruments				14.52	13.47		11.39	9.47		8.59	11.47	5.42